Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Ultra Short Term Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	$ 10,000		$ 10,051	$ 10,144	$ 10,260	$ 10,520	$ 10,748	$ 10,808	$ 10,722	$ 11,202	$ 11,908	$ 12,511
Columbia Ultra Short Term Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,066	10,175	10,306	10,594	10,840	10,917	10,846	11,349	12,081	12,712
Columbia Ultra Short Term Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,077	10,197	10,340	10,641	10,891	10,972	10,918	11,429	12,161	12,802
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,594	10,539	10,455	11,299	12,443	12,356	11,229	10,851	11,405	11,790
Bloomberg U.S. Short-Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Short-Term Government/Corporate Index
Accumulated Value	$ 10,000		$ 10,062	$ 10,143	$ 10,289	$ 10,564	$ 10,798	$ 10,821	$ 10,796	$ 11,183	$ 11,809	$ 12,366